Interim Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Total revenue	$ 1,880,367	$ 1,587,261	$ 2,777,423	$ 2,305,416
Cruise operating expenses
Total cruise operating expenses	(1,021,102)	(878,601)	(1,614,763)	(1,382,526)
Other operating expenses
Selling and administration	(248,293)	(220,593)	(492,155)	(440,411)
Depreciation and amortization	(65,440)	(61,773)	(134,240)	(127,315)
Total other operating expenses	(313,733)	(282,366)	(626,395)	(567,726)
Operating income	545,532	426,294	536,265	355,164
Non-operating income (expense)
Interest income	19,708	14,738	39,897	33,207
Interest expense	(83,978)	(96,024)	(170,682)	(209,656)
Currency (loss) gain	(37,245)	1,382	(62,852)	10,180
Private Placement derivative loss	0	(57,568)	0	(364,214)
Other financial loss	(184)	(121,568)	(1,080)	(146,523)
Income (loss) before income taxes	443,833	167,254	341,548	(321,842)
Income tax expense	(4,596)	(7,486)	(7,763)	(9,092)
Net income (loss)	439,237	159,768	333,785	(330,934)
Net income (loss) attributable to Viking Holdings Ltd	439,048	159,619	333,575	(331,379)
Net income attributable to non-controlling interests	$ 189	$ 149	$ 210	$ 445
Weighted-average ordinary and special shares outstanding
Basic	443,227	364,787	443,070	293,362
Diluted	445,549	367,188	445,308	293,362
Net income (loss) per share attributable to ordinary and special shares
Basic	$ 0.99	$ 0.38	$ 0.75	$ (0.78)
Diluted	$ 0.99	$ 0.38	$ 0.75	$ (0.78)
Commissions and Transportation Costs
Cruise operating expenses
Total cruise operating expenses	$ (400,996)	$ (346,080)	$ (576,680)	$ (483,488)
Direct Costs of Cruise, Land and Onboard
Cruise operating expenses
Total cruise operating expenses	(242,448)	(203,523)	(350,477)	(288,950)
Vessel Operating
Cruise operating expenses
Total cruise operating expenses	(377,658)	(328,998)	(687,606)	(610,088)
Cruise and Land
Revenue
Total revenue	1,755,197	1,480,539	2,590,162	2,145,823
Onboard and Other
Revenue
Total revenue	$ 125,170	$ 106,722	$ 187,261	$ 159,593